Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 93,593,186	$ 145,067,965	$ 18,263,788
Less: Cost of revenues	77,941,665	129,026,086	17,479,479
Less: Operating expenses:
Selling and marketing	5,656,184	6,057,161	1,708,222
General and administrative	20,663,654	30,127,176	29,925,057
Research and development	49,873,652	45,476,113	9,401,883
Total operating expenses	76,193,490	81,660,450	41,035,162
Loss from operations	(60,541,969)	(65,618,571)	(40,250,853)
Other (expense) income:
Interest expense	(3,363,106)	(4,122,434)	(3,625,748)
Foreign exchange (losses) gains, net	(294,750)	(70,776)	2,078,714
Gain from investment	9,100
Other income, net	10,037,660	214,459	1,740,922
Total other income (expense), net	6,388,904	(3,978,751)	193,888
Loss before income taxes	(54,153,065)	(69,597,322)	(40,056,965)
Income tax benefit	3,941,324	8,126,337
Net loss	(50,211,741)	(61,470,985)	(40,056,965)
Less: Net (income) loss attributable to non-controlling interest	(2,327,941)	(7,330,267)	191,325
Net loss attributable to owners of the Company	(52,539,682)	(68,801,252)	(39,865,640)
Comprehensive loss:
Net loss	(50,211,741)	(61,470,985)	(40,056,965)
Other comprehensive income (loss):
Foreign currency translation adjustment	2,204,206	(58,700)	(2,937,074)
Comprehensive loss	(48,007,535)	(61,529,685)	(42,994,039)
Less: Comprehensive (loss) income attributable to the non-controlling interest	(68,475)	(10,084)	41,022
Comprehensive loss attributable to owners of the Company	$ (48,076,010)	$ (61,539,769)	$ (42,953,017)
Net loss per ordinary share:
Basic and Diluted (in Dollars per share)	$ (3.72)	$ (6.3)	$ (5.4)
Weighted average number of ordinary shares outstanding: Basic and Diluted (in Shares)	14,122,993	11,163,577	7,399,468